Fair Value Measurements - Schedule of Stockholders' Equity Note, Warrants or Rights (Detail)	11 Months Ended
Dec. 31, 2020 USD ($)
Class of Warrant or Right [Line Items]
Initial measurement on July 16, 2020	$ 54,988,834
Change in valuation inputs or other	23,059,834
Fair value as of December 31, 2020	78,048,668
Public warrant
Class of Warrant or Right [Line Items]
Initial measurement on July 16, 2020	37,432,500
Change in valuation inputs or other	15,697,500
Fair value as of December 31, 2020	53,130,000
Private warrant
Class of Warrant or Right [Line Items]
Initial measurement on July 16, 2020	17,556,334
Change in valuation inputs or other	7,362,334
Fair value as of December 31, 2020	$ 24,918,668